Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data (Unaudited)
Quarterly Data (Unaudited)

Summarized quarterly financial data for the years ended December 31, 2017 and 2016 is presented in the following table. In the following table, the sum of basic and diluted “Net income (loss) attributable to KBR per share” for the four quarters may differ from the annual amounts due to the required method of computing weighted average number of shares in the respective periods. Additionally, due to the effect of rounding, the sum of the individual quarterly earnings per share amounts may not equal the calculated year earnings per share amount.

(Dollars in millions, except per share amounts)	First	Second	Third	Fourth	Year
2017
Total revenues	$1,106	$1,094	$1,034	$937	$4,171
Gross profit	82	108	87	65	342
Equity in earnings of unconsolidated affiliates	9	32	23	8	72
Operating income	63	103	73	27	266
Net income (a)	38	79	47	278	442
Net income attributable to noncontrolling interests	(1)	(2)	(2)	(3)	(8)
Net income attributable to KBR (a)	37	77	45	275	434
Net income attributable to KBR per share:
Net income attributable to KBR per share—Basic	$0.26	$0.54	$0.32	$1.94	$3.06
Net income attributable to KBR per share—Diluted	$0.26	$0.54	$0.32	$1.94	$3.06

(Dollars in millions, except per share amounts)	First	Second	Third	Fourth	Year
2016
Total revenues	$996	$1,009	$1,073	$1,190	$4,268
Gross profit (loss) (b)	68	74	(36)	6	112
Equity in earnings of unconsolidated affiliates	29	33	19	10	91
Operating income (loss) (b)	65	63	(67)	(33)	28
Net income (loss)	45	47	(57)	(86)	(51)
Net income attributable to noncontrolling interests	(3)	—	(6)	(1)	(10)
Net income (loss) attributable to KBR	42	47	(63)	(87)	(61)
Net income (loss) attributable to KBR per share:
Net income (loss) attributable to KBR per share—Basic	$0.30	$0.32	$(0.44)	$(0.61)	$(0.43)
Net income (loss) attributable to KBR per share—Diluted	$0.30	$0.32	$(0.44)	$(0.61)	$(0.43)

(a)
Net income and Net income attributable to KBR in the fourth quarter of 2017 were favorably impacted by a release of a valuation allowance of $223 million on the basis of management's reassessment of the amount of its U.S. deferred tax assets that are more likely than not to be realized and an $18 million favorable impact related to the Tax Act. See Note 15 to our consolidated financial statements.

(b)
Gross profit and operating income in the fourth quarter of 2016 was unfavorably impacted by changes in estimated costs to complete a downstream EPC project in the U.S. of $94 million and the correction of an immaterial error of $13 million within our HS business segment. See Note 2 to our consolidated financial statements. The acquisitions of Wyle and HTSI contributed $24 million to gross profit in the fourth quarter of 2016.